Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 24,692	$ 47,220
Loans and Leases Receivable, Related Parties	100	200	$ 2,700
Loans and Leases Receivable, Related Parties, Loans Reclassified	100	2,500
Loans and Leases Receivable, Related Parties, Proceeds			100
Loans and Leases Receivable, Related Parties, Additions			200
Loans and Leases Receivable, Related Parties, Loans Closed or Paid Off			200
Servicing Liability for Others, Unpaid Principal Balance	471,400	425,500	$ 391,900
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 18,100	$ 29,600
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	3.375%	2.75%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	5.21%	5.125%